Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
8/31/20 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (92.7%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.6%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$100,000	$109,776
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	124,524

			234,300
Alaska (0.9%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	129,489

			129,489
Arizona (0.2%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	25,000	25,293

			25,293
California (10.0%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	105,000	111,712
CA State Muni. Fin. Auth. Rev. Bonds, (Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	189,142
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	162,689
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	112,929
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/36	Aa3	200,000	243,800
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	201,648
San Bernardino Cnty., FRB, Ser. C, 0.386%, 8/1/23	AA+	200,000	197,896
U. of CA Rev. Bonds, Ser. AV, 5.00%, 5/15/36	Aa2	210,000	261,437

			1,481,253
Colorado (4.0%)
CO E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 9/1/34	A2	200,000	265,884
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 1.164%, 9/1/39	A2	100,000	100,037
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	124,186
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	102,134

			592,241
Connecticut (0.9%)
CT State Special Tax, 5.00%, 5/1/34	A+	100,000	129,329

			129,329
District of Columbia (1.3%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	191,494

			191,494
Florida (4.6%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A-	100,000	124,590
Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32 (Prerefunded 11/1/22)	A2	300,000	324,099
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	100,000	100,060
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A2	115,000	131,554

			680,303
Georgia (3.1%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	100,565
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	100,000	108,758
Main Street Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A2	50,000	51,146
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	200,000	205,500

			465,969
Illinois (10.0%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	79,097
Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	BB-	50,000	51,822
(School Reform), Ser. A, NATL, zero %, 12/1/21	Baa2	100,000	97,412
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/23	A	100,000	109,476
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	58,407
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	119,240
IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	112,427
Ser. D, 5.00%, 11/1/25	Baa3	125,000	138,513
5.00%, 7/1/23	Baa3	50,000	53,892
Ser. D, 5.00%, 11/1/21	Baa3	150,000	155,571
Ser. A, 5.00%, 4/1/21	Baa3	100,000	101,991
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	113,889
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	49,369
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	BBB	100,000	109,042
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	116,788
Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 5.25%, 6/1/21	A	20,000	20,704

			1,487,640
Indiana (0.7%)
Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	109,422

			109,422
Kentucky (1.5%)
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	224,850

			224,850
Louisiana (1.6%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	A+/F	200,000	237,884

			237,884
Michigan (4.5%)
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BB+	240,000	261,564
MI State Fin. Auth.. Mandatory Put Bonds (8/9/21), (McLaren Hlth. Care Corp. Oblig. Group), Ser. D-2, 0.59%, 10/15/38	A1	400,000	400,056

			661,620
Minnesota (0.2%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	35,000	36,710

			36,710
Mississippi (0.7%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	100,000	100,664

			100,664
Montana (1.6%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	200,000	233,916

			233,916
Nevada (1.7%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	235,932
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	15,000	16,316

			252,248
New Jersey (3.1%)
Newark, G.O. Notes, 3.50%, 7/27/21	Baa2	250,000	254,683
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B, 5.00%, 11/1/26	Baa1	100,000	118,168
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, 5.00%, 9/15/23	Baa1	75,000	82,718

			455,569
New Mexico (2.0%)
Farmington, Poll. Control
Mandatory Put Bonds (10/1/21), (Public Svcs. Co. of NM), 1.875%, 4/1/33	Baa2	100,000	101,207
Mandatory Put Bonds (6/1/22), (Public Service Co. of NM), 1.20%, 6/1/40	Baa2	200,000	201,024

			302,231
New York (13.0%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	113,576
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	326,671
Metro. Trans. Auth. Rev. Bonds
Ser. B-2B, 5.00%, 5/15/21	A1	100,000	101,713
Ser. C-1, 4.00%, 11/15/34	A2	100,000	102,936
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. A2, 5.00%, 5/1/36	AAA	510,000	647,629
Port Auth. of NY & NJ Rev. Bonds
Ser. 193RD, 5.00%, 10/15/35	Aa3	200,000	232,874
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	285,815
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	120,061

			1,931,275
Ohio (3.3%)
Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	112,443
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB-/F	50,000	50,162
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	A1	165,000	149,959
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23	A	50,000	56,119
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	117,340

			486,023
Pennsylvania (5.5%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	246,412
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	108,040
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	40,747
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	184,214
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	178,553
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	52,946

			810,912
Puerto Rico (1.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, NATL, 5.50%, 7/1/29	Baa2	30,000	31,358
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	144,358
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. N, AMBAC, 5.50%, 7/1/29	C	25,000	27,276
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. A, AMBAC, zero %, 7/1/29	C	130,000	87,087

			290,079
South Carolina (0.7%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. B, 5.00%, 12/1/38	A2	100,000	110,619

			110,619
Texas (10.2%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
4.00%, 12/1/31	AAA	200,000	230,628
4.00%, 12/1/31	AAA	165,000	193,347
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A-	200,000	242,256
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	297,815
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A	200,000	209,458
Georgetown, G.O. Bonds, 4.00%, 8/15/33	AA+	285,000	337,070

			1,510,574
Washington (3.9%)
Port of Seattle Rev. Bonds, 5.00%, 4/1/38	A1	400,000	483,592
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (1/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.214%, 1/1/42	A+	100,000	99,977

			583,569

Total municipal bonds and notes (cost $13,277,462)			$13,755,476

SHORT-TERM INVESTMENTS (6.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	949,129	$949,129

Total short-term investments (cost $949,129)		$949,129
TOTAL INVESTMENTS

Total investments (cost $14,226,591)		$14,704,605

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through August 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,833,138.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$405,786	$8,303,501	$7,760,158	$5,435	$949,129

	Total Short-term investments	$405,786	$8,303,501	$7,760,158	$5,435	$949,129
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.09%, 0.16% and 0.24%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	15.5%
	Healthcare	14.8%
	Local debt	11.5%
	Tax bonds	11.5%
	Education	10.9%
	Utilities	10.4%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$13,755,476	$—
Short-term investments	949,129	—	—

Totals by level	$949,129	$13,755,476	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com